Transactions and balances with related parties (Details) - Schedule of shareholder and other related parties benefits $ in Thousands	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of shareholder and other related parties benefits [Abstract]
Salaries and related expenses- related parties employed by the Group	$ 13,629	[1]	$ 18,252	$ 1,047
Number of related parties	7		5	4
Compensation for directors not employed by the Group	$ 3,951		$ 2,204	$ 218
Number of directors	8		6	6

[1]	Includes share-based payment expenses of $10,925,000.